Related party transactions (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties
Amounts included in the Barclays Bank Group’s financial statements with other Barclays Group companies are as follows:

	Half year ended 30.06.22		Half year ended 30.06.21
	Parent	Fellow subsidiaries	Parent	Fellow subsidiaries
	£m	£m	£m	£m
Total income	(342)	12	(304)	10
Operating expenses	(34)	(1,647)	(31)	(1,560)

	As at 30.06.22		As at 31.12.21
	Parent	Fellow subsidiaries	Parent	Fellow subsidiaries
	£m	£m	£m	£m
Total assets	6,768	3,395	6,491	909
Total liabilities	35,140	4,626	32,141	3,962